LOANS LOANS - Indemnification Asset Rollforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at beginning of year	$ 45,091	$ 119,607	$ 173,009
Net FDIC claims (received) / paid	(6,785)	(22,103)	(60,169)
Amortization	(5,531)	(7,672)	(7,332)
FDIC loss sharing income	365	3,720	35,346
Offset to accelerated discount	(10,474)	(26,044)	(21,247)
Impairment valuation adjustment	0	(22,417)	0
Balance at end of year	$ 22,666	$ 45,091	$ 119,607